Severance Indemnities and Pension Plans (Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 23,108	¥ 22,445
Accumulated benefit obligations	23,108	22,445
Fair value of plan assets	5,629	5,272
Foreign Offices and Subsidiaries [Member] | Pension Benefits and Other Benefits [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	63,273	62,511
Accumulated benefit obligations	52,249	52,012
Fair value of plan assets	¥ 19,866	¥ 19,521